Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
TETON WESTWOOD MIGHTY MITES FUND CLASS AAA
Prospectus [Line Items]
Annual Return [Percent]	11.38%	4.16%	13.31%	(15.23%)	21.97%	10.02%	16.93%	(13.75%)	15.37%	22.08%
Keeley Small Cap Fund CLASS AAA
Prospectus [Line Items]
Annual Return [Percent]	17.05%	15.65%	12.63%	(12.46%)	29.98%	10.93%	28.46%	(13.89%)	15.63%	31.15%
TETON Convertible Securities Fund CLASS AAA
Prospectus [Line Items]
Annual Return [Percent]	17.16%	11.72%	5.08%	(21.79%)	2.35%	27.22%	24.43%	(0.86%)	17.56%	6.32%
TETON WESTWOOD EQUITY FUND CLASS AAA
Prospectus [Line Items]
Annual Return [Percent]	4.91%	9.71%	7.48%	(7.02%)	22.58%	2.34%	26.93%	(6.68%)	20.23%	10.30%
TETON WESTWOOD BALANCED FUND CLASS AAA
Prospectus [Line Items]
Annual Return [Percent]	7.78%	9.63%	9.71%	(12.36%)	14.88%	4.61%	18.73%	(3.78%)	14.08%	6.96%